UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08215

Name of Fund:  BlackRock MuniHoldings Fund II, Inc. (MUH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.00%, 1/01/24	$3,450	$3,493,125
County of Jefferson Alabama Sewer Revenue, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	1,875	2,120,063

		5,613,188
Alaska — 0.7%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	1,660	1,360,934
California — 19.0%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 8/01/20 (a)	2,000	1,820,460
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,110	1,304,250
Sutter Health, Series B, 6.00%, 8/15/42	1,585	1,919,815
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	635	751,669
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	80	90,510
5.25%, 8/15/49	195	219,355
California Pollution Control Financing Authority, RB (b):
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	620	642,983
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	730	800,985
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	1,090	1,234,850
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	400	461,640
Municipal Bonds	Par (000)	Value
California (concluded)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$185	$221,221
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 7/01/29 (a)	2,525	1,595,295
San Marino Unified School District, GO, Series A (NPFGC) (a):
0.00%, 7/01/17	1,820	1,775,738
0.00%, 7/01/18	1,945	1,863,874
0.00%, 7/01/19	2,070	1,947,083
Sequoia Union High School District, GO, Refunding, Election of 2004, Series B, 5.50%, 7/01/16 (c)	5,520	5,930,357
State of California, GO, Various Purposes, 6.00%, 3/01/33	1,265	1,567,234
State of California, Refunding, GO, Various Purposes, 6.50%, 4/01/33	7,325	9,033,703
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	405	473,040
Sub-Series I-1, 6.38%, 11/01/34	600	746,148
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	1,520	1,520,213

		35,920,423
Colorado — 1.5%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 7/01/40	1,055	1,158,306
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	510	597,184
University of Colorado, RB, Series A, 5.38%, 6/01/19 (c)	920	1,075,232

		2,830,722
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	570	656,332

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware (concluded)
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,050	$2,265,988

		2,922,320
District of Columbia — 3.2%
Metropolitan Washington Airports Authority, Dulles Toll Road, Refunding RB:
1st Senior Lien, Series A, 5.00%, 10/01/39	255	288,680
1st Senior Lien, Series A, 5.25%, 10/01/44	1,000	1,139,980
CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34 (a)	10,170	4,551,075

		5,979,735
Florida — 4.2%
Ballantrae Community Development District, Special Assessment Bonds, 6.00%, 5/01/35	1,430	1,433,418
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	1,725	1,983,422
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	545	617,638
County of Miami-Dade Florida, RB, CAB, Series A (NPFGC), 0.00%, 10/01/37 (a)	695	216,541
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,525	1,896,307
Palm Coast Park Community Development District, Special Assessment Bonds, 5.70%, 5/01/37	470	403,894
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	1,240	1,409,161

		7,960,381
Georgia — 0.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	270	322,969
Municipal Bonds	Par (000)	Value
Georgia (concluded)
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	$420	$484,403
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	740	847,285

		1,654,657
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	680	786,352
Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	2,000	2,004,300
Illinois — 18.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,500	2,958,025
Series C, 6.50%, 1/01/41	2,935	3,591,648
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,615	1,702,743
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	2,290	2,499,306
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	410	461,787
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East, 6.75%, 12/01/32	600	602,682
City of Chicago Illinois Board of Education, GO, Series A, 5.25%, 12/01/41	1,350	1,444,149
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	612,399
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	3,645	4,089,471
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	487,621
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	800	930,664

2	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois State Toll Highway Authority, RB, Senior:
Series A, 5.00%, 1/01/38	$1,165	$1,341,428
Series C, 5.00%, 1/01/36	1,695	1,985,540
Series C, 5.00%, 1/01/37	1,450	1,697,181
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/47 (a)	9,555	2,255,076
Series B (AGM), 5.00%, 6/15/50	2,230	2,404,364
Series B-2, 5.00%, 6/15/50	1,260	1,355,659
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	230	275,170
6.00%, 6/01/28	500	598,805
State of Illinois, GO:
5.00%, 2/01/39	810	877,100
Series A, 5.00%, 4/01/38	1,920	2,067,840
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	315	358,360
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	425	490,471
5.00%, 4/01/44	520	598,759

		35,686,248
Indiana — 4.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	415	514,031
7.00%, 1/01/44	1,000	1,246,140
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,955,729
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	225	246,330
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	740	809,027
Sisters of St. Francis Health Services, 5.25%, 11/01/39	420	475,667
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	1,660	1,902,294
Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	$565	$653,247
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	640	734,893

		8,537,358
Iowa — 2.1%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	485	519,537
5.50%, 12/01/22	1,175	1,249,930
5.25%, 12/01/25	230	254,095
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	850	903,584
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,270	1,148,499

		4,075,645
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,105	1,309,513
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	520	599,934
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	635	470,916

		1,070,850
Louisiana — 3.4%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/19 (c)	420	492,572
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	2,500	2,873,800

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	$310	$337,382
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	510	573,551
5.25%, 5/15/31	435	487,144
5.25%, 5/15/32	555	629,026
5.25%, 5/15/33	600	677,112
5.25%, 5/15/35	255	287,742

		6,358,329
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	150	169,284
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	220	240,088
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	605	680,595
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	1,095	1,262,283

		2,182,966
Massachusetts — 3.1%
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	845	1,050,943
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	1,155	1,202,921
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	360	411,037
Massachusetts HFA, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,100	2,107,350
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts HFA, Refunding RB, Series F, AMT, 5.70%, 6/01/40	$980	$1,053,432

		5,825,683
Michigan — 2.9%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,235	2,460,958
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	690	794,935
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	455	492,137
State of Michigan Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	1,520	1,746,906

		5,494,936
Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/32	1,540	1,840,269
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	125	143,857
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	130	147,493

		291,350
Nebraska — 0.8%
County of Hall Nebraska School District No 2, GO, Grand Island Public Schools, 5.00%, 12/15/39	1,225	1,441,029
New Hampshire — 0.9%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 8/01/38	1,530	1,793,711

4	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 4.3%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	$1,040	$1,136,855
5.25%, 9/15/29	990	1,072,606
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	1,125	1,341,315
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,810	2,008,521
Transportation System, Series A, 5.50%, 6/15/41	1,025	1,181,640
Transportation System, Series B, 5.25%, 6/15/36	1,235	1,382,175

		8,123,112
New York — 7.9%
City of New York New York Transitional Finance Authority, RB:
Future Tax Secured Bonds, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	740	854,056
Future Tax Secured Revenue, Fiscal 2015, Series B-1, 5.00%, 8/01/39	740	877,048
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	2,800	2,832,116
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	292	336,111
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 4/01/39	1,050	1,207,888
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,255	1,503,829
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/34	1,270	1,455,915
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	615	702,650
Municipal Bonds	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., Refunding RB (concluded):
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	$1,650	$1,764,559
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	175	195,981
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	440	496,580
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	774,748
6.00%, 12/01/42	630	749,026
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,200	1,137,252

		14,887,759
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	705	804,546
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	305	349,387

		1,153,933
Ohio — 0.2%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	350	391,374
Pennsylvania — 2.3%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	645	696,645
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,830	2,157,278

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	$800	$827,704
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	585	681,285

		4,362,912
South Carolina — 2.3%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,650	1,887,616
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,434,169

		4,321,785
Tennessee — 2.5%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	720	830,678
County of Hardeman Tennessee Correctional Facilities Corp., RB, Series B, 7.38%, 8/01/17	1,225	1,228,161
County of Shelby Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Childrens Research Hospital, 5.00%, 7/01/31	2,500	2,638,025

		4,696,864
Texas — 6.6%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	1,070	1,260,471
Sub-Lien, 5.00%, 1/01/33	180	198,792
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/39	320	370,115
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	535	608,659
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	240	281,160
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18 (c)	$1,380	$1,712,608
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (a):
0.00%, 9/15/40	2,525	821,938
0.00%, 9/15/41	1,395	430,385
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	320	368,467
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (a)	1,015	356,854
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/16 (c)	3,020	3,182,536
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,165	1,427,020
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,559,558

		12,578,563
Vermont — 0.0%
Vermont Educational & Health Buildings Financing Agency, RB, 6.50%, 6/15/32	80	81,278
Virginia — 3.0%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	2,500	2,608,400
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	400	442,628

6	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT (concluded):
6.00%, 1/01/37	$2,325	$2,719,390

		5,770,418
Washington — 0.8%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,195	1,441,923
Wisconsin — 3.0%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	3,620	4,328,361
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,411,951

		5,740,312
Total Municipal Bonds — 109.1%		206,660,416

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 7.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (c)	1,640	1,961,519
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	1,335	1,520,111
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	4,770	5,502,100
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,968	3,416,902
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,170	1,299,694
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$553	$646,712

		14,347,038
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,870	2,004,939
Series C-7, 5.00%, 9/01/36	1,200	1,288,836
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	1,080	1,251,655

		4,545,430
Connecticut — 2.7%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	2,299	2,496,571
Series X-3, 4.85%, 7/01/37	2,362	2,562,085

		5,058,656
Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	2,840	3,298,507
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	1,649	1,851,952
Massachusetts — 2.0%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,764,136
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	1,019	1,179,212
New York — 8.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	810	949,501

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	7

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (concluded)
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$3,299	$3,744,880
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	810	952,250
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	5,400	6,354,882
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	3,250	3,879,005

		15,880,518
North Carolina — 0.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	800	906,840
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	6,974	7,948,938
Texas — 4.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,260	1,453,599
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (f)	3,363	3,824,980
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,989,226
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,800	2,106,608

		9,374,413
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,394	1,568,425
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Virginia — 2.6%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$2,729	$3,064,119
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,767,180

		4,831,299
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	1,365	1,501,211
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (f)	2,859	3,196,116
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.9%		79,252,691
Total Long-Term Investments (Cost — $251,411,966) — 151.0%		285,913,107

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (g)(h)	1,283,932	1,283,932
Total Short-Term Securities (Cost — $1,283,932) — 0.7%		1,283,932
Total Investments (Cost — $252,695,898*) — 151.7%		287,197,039
Other Assets Less Liabilities — 0.3%		712,050
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.0%)		(43,576,217)
VMTP Shares, at Liquidation Value — (29.0%)		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$189,332,872

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$209,936,313

Gross unrealized appreciation	$34,565,721
Gross unrealized depreciation	(873,054)

Net unrealized appreciation	$33,692,667

Notes to Schedule of Investments

(a)	Zero-coupon bond.

8	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Represent bonds transferred to a TOB. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire from 10/01/2016 to 2/15/2031 is $8,457,544.

(g)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income
FFI Institutional Tax-Exempt Fund	944,029	339,903	1,283,932	$556

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of January 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(233)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$30,493,875	$(800,125)

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	9

Schedule of Investments (continued)	BlackRock MuniHoldings Fund II, Inc. (MUH)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$285,913,107	—	$285,913,107
Short-Term Securities	$1,283,932	—	—	1,283,932

Total	$1,283,932	$285,913,107	—	$287,197,039

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(800,125)	—	—	$(800,125)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015

Schedule of Investments (concluded)	BlackRock MuniHoldings Fund II, Inc. (MUH)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$317,000	—	—	$317,000
Liabilities:
TOB trust certificates	—	$(43,568,059)	—	(43,568,059)
VMTP Shares	—	(55,000,000)	—	(55,000,000)

Total	$317,000	$(98,568,059)	—	$(98,251,059)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS FUND II, INC.	JANUARY 31, 2015	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund II, Inc.

Date: March 25, 2015